Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Allowance for doubtful accounts	¥ 33,989	$ 4,883	¥ 3,589
Total current liabilities	3,965,903	569,666	4,164,769
Total non-current liabilities	584,021	83,890	479,989
Total liabilities	¥ 4,549,924	$ 653,556	¥ 4,644,758
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000	100,000,000,000
Consolidated VIEs [Member]
Total current liabilities	¥ 193,303	$ 27,767	¥ 276,569
Total non-current liabilities	19,504	2,801	27,015
Total liabilities	¥ 212,807	$ 30,568	¥ 303,584
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	118,926,687	118,926,687	118,056,345
Ordinary shares, shares outstanding	118,926,687	118,926,687	118,056,345
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940	68,788,940